FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2025
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

26.FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

CLASSIFICATION AND CARRYING AMOUNT OF FINANCIAL INSTRUMENTS

Financial assets and financial liabilities have been classified into categories that determine their basis of measurement and, for items measured at fair value, whether changes in fair value are recognized in the profit or loss or in other comprehensive income. These categories are financial assets and financial liabilities at FVTPL, financial assets at amortized cost, and financial liabilities at amortized cost. The following tables show the carrying values and the fair value of assets and liabilities for each of these categories.

		As at December 31, 2025
		At fair value through
		profit or loss	Amortized cost	Total
		$	$	$
FINANCIAL ASSETS
Cash and cash equivalents	6	—	73,940	73,940
Other receivables (excluding grants)		—	113	113
Restricted cash and deposits		—	670	670
Investments – Listed shares	7	450	—	450
Total financial assets		450	74,723	75,173

FINANCIAL LIABILITIES
Accounts payable and accrued liabilities	10	—	10,482	10,482
Borrowings	13	—	764	764
Convertible Notes	14	352	16,596	16,948
Derivative warrant liability	15	62,957	—	62,957
Total financial liabilities		63,309	27,842	91,151

		As at December 31, 2024
		At fair value through
		profit or loss	Amortized cost	Total
		$	$	$
FINANCIAL ASSETS
Cash and cash equivalents	6	—	106,296	106,296
Other receivables (excluding grants)		—	124	124
Restricted cash and deposits		—	3,351	3,351
Investments – Listed shares	7	325	—	325
Total financial assets		325	109,771	110,096

FINANCIAL LIABILITIES
Accounts payable and accrued liabilities	10	—	13,642	13,642
Borrowings	13	—	1,014	1,014
Convertible Notes	14	—	16,240	16,240
Derivative warrant liability	15	15,589	—	15,589
Total financial liabilities		15,589	30,896	46,485

FINANCIAL RISKS

Fair Value

Current financial assets and financial liabilities are valued at their carrying amounts, which are reasonable estimates of their fair value due to their relatively short-maturities; this includes cash and cash equivalents, restricted cash, other receivables and accounts payable and accrued liabilities. Borrowings and the convertible debt host are accounted for at amortized cost using the effective interest method, and their fair value approximates their carrying value except for the convertible debt host for which fair value is estimated at $16,551 (US$12,076) as at December 31, 2025 ($17,908 and US$12,446 as at December 31, 2024) (level 3).

Fair Value Hierarchy

Subsequent to initial recognition, the Company uses a fair value hierarchy to categorize the inputs used to measure the financial instruments at fair value grouped into the following levels based on the degree to which the fair value is observable.

-	Level 1: Inputs derived from quoted prices (unadjusted) in active markets for identical assets or liabilities;
-

Level 2: Inputs derived from other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices); and

-	Level 3: Inputs that are not based on observable market data (unobservable inputs).

	As at December 31, 2025
	Level 1	Level 2	Level 3	Total
Financial Assets at FVTPL
Non-current investments (Equity investment in publicly listed entities)	450	—	—	450
Financial liabilities at FVTPL
Convertible notes - Embedded derivatives (note 14)	—	—	352	352
Warrants (note 15)	—	—	62,957	62,957

	As at December 31, 2024
	Level 1	Level 2	Level 3	Total
Financial Assets at FVTPL
Non-current investments (Equity investment in publicly listed entities)	325	—	—	325
Financial liabilities at FVTPL
Convertible notes - Embedded derivatives (note 14)	—	—	—	—
Warrants (note 15)	—	—	15,589	15,589

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2025 (none in 2024).

Financial Instruments Measured at FVTPL

Non-Current investments

Equity instruments publicly listed are classified as a Level 1 in the fair value hierarchy. Their fair values are a recurring measurement and are estimated using the closing share price observed on the relevant stock exchange.

Liquidity Risk

Liquidity risk is the risk that the Company encounters difficulty in meeting its obligations associated with financial liabilities that are settled by delivering cash or another financial asset.

The Company manages its liquidity risk by using budgets that enable it to determine the amounts required to fund its exploration, evaluation, and development expenditure programs. The Company’s liquidity and operating results may be adversely affected if the Company’s access to the capital markets or other alternative forms of financing is hindered, whether because of a downturn in stock market conditions generally or related to matters specific to the Company. The Company has historically generated cash flow primarily from its financing activities.

Management believes that without additional funding, the Company does not have sufficient liquidity to pursue its planned expenditures over the next twelve months. These circumstances indicate the existence of material uncertainties that cast substantial doubt upon the Company’s ability to continue as a going concern and accordingly, the appropriateness of the use of IFRS Accounting Standards applicable to a going concern (see note 1).

As at December 31, 2025, all of the Company’s short-term liabilities totalled $91,406 ($46,976 in 2024). These liabilities have contractual maturities of less than one year and are subject to normal trade terms, except for the Derivative warrants liability, which are recorded in short-term liabilities due to their conversion features. The Company regularly evaluates its cash position to ensure preservation and security of capital as well as maintenance of liquidity.

	As at December 31, 2025
	Carrying	Contractual	Year	Year	2028 and
	amount	cash flow	2026	2027	Onward
Accounts payable and other	10,482	10,482	10,482	—	—
Lease liabilities	1,676	1,870	649	440	781
Borrowings	764	825	300	300	225
Convertible Notes – Host[i]	16,948	17,133	17,133	—	—

[i]The Convertible Notes are translated at the spot rate as of December 31, 2025

The Company has one variable lease agreement that is indexed to the consumer price index, on March 31 of each year.

Credit Risk

Credit risk results from the possibility that a loss may occur from the failure of another party to perform according to the terms of the contract. The Company’s credit risk is primarily related to cash and cash equivalents and receivables. The receivables consist mainly of the refund of the goods and services tax receivable from the governments of Canada and Quebec, as well as tax credits receivable from the Government of Quebec. The Company mitigates credit risk by maintaining cash with Canadian chartered banks and guaranteed deposits in credit unions.

Currency Risk

Foreign currency risk is the risk that the Company’s financial performance could be affected by fluctuations in the exchange rates between currencies. Some of the Company’s expenditures are denominated in U.S dollars and, the Company holds cash balances denominated in U.S dollars. Also, the convertible notes and the Derivative warrant liability are denominated in U.S dollars. As such, the Company is exposed to gains or losses on foreign exchange revaluation.

Currently, the Company has no hedging contracts in place and therefore is exposed to the foreign exchange rate fluctuations. Changes in the value of the U.S. dollar relative to the Canadian dollar would impact the Company’s net income and cash flows, either positively or negatively, depending on the Company’s net monetary exposure in U.S. dollars.

As at December 31, 2025 and 2024, the balances in U.S. dollars held by the Company were as follows:

	As at December 31, 2025	As at December 31, 2024
	$	$
Cash and cash equivalents in U.S. dollars	19,650	7,059
Trade payable and accrued liabilities in U.S. dollars	(2,018)	(627)
Convertible notes – Host in U.S. dollars	(12,109)	(11,287)
Net exposure, in U.S. dollars	5,523	(4,855)
Equivalent in Canadian dollars	7,570	(6,985)

Increase (decrease) in net loss with a 5% appreciation in the U.S. dollar	(378)	349
Decrease (increase) in net loss with a 5% depreciation in the U.S. dollar	378	(349)

See note 14 for the Embedded Derivatives and note 15 for the Derivative warrant liability.

Interest Rate Risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate as a result of changes in market interest rates.

The Company is exposed to interest rate risk primarily on its convertible notes bearing interest at variable rates and does not take any particular measures to protect itself against fluctuations in interest rates. With the exception of the convertible notes, the Company’s financial assets and financial liabilities are not significantly exposed to interest rate risk because either they are short-term in nature or because they are non-interest bearing.

The convertible notes bear a quarterly coupon interest payment of the greater between the 3-month CME Term SOFR plus 7% and 7%. Based on the balance of the convertible notes as at December 31, 2025, the impact of a 1% shift in interest rate, on net financial expenses over a 12-month horizon would amount to approximately $175 (US$128) ($250 (US$174) in 2024).